SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Costs paid by Sanovas on the Company’s behalf			$ 79,290	$ 68,073
Costs of Sanovas allocated to the Company			344,000	391,000
Proceeds from costs charged by Sanovas to the Company, net			$ 692,677	$ (323,922)
Retirement of due to Sanovas through the issuance of common stock to Sanovas Ophthalmology			(939,802)	(390,358)
Related Party [Member]
Related Party Transaction [Line Items]
Balance due to (from) Sanovas – beginning of year	$ 427,933	$ 142,721	$ 142,721	$ (15,069)
Costs of Sanovas allocated to the Company			453,047	803,997
Balance due to Sanovas - end of year			427,933	142,721
Balance due to Sanovas – beginning of year	109,185
Balance due to Sanovas - end of period	270,827		109,185
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
Proceeds from costs charged by Sanovas to the Company, net	101,823	400,839
Balance due to Sanovas – beginning of year	427,933	142,721	142,721
Costs paid by Sanovas on the Company’s behalf		79,200
Costs of Sanovas allocated to the Company	421,231	292,452
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology	(950,086)	(353,432)
Balance due to Sanovas - end of period	$ 901	$ 561,870	$ 427,933	$ 142,721